Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid operating costs and miscellaneous daily expenses	9,200	14,674
Equity investments with readily determinable fair value (i)	13,755	—
Other	447	135
	23,402	14,809

(i)	This amount mainly represents an equity investment of AIFU in Cheche Technology Inc. (“Cheche”), a Nasdaq-listed company. The Group measures the equity interests in Cheche at fair value and recorded a loss of RMB82,499 and RMB132 from fair value change in the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2024 and 2025, respectively.